Consolidated Statements of Stockholders' and Members' Equity - USD ($) shares in Thousands, $ in Thousands	Total	Member Units [Member]	Recourse Loans To Management [Member]	Members' Accumulated Other Comprehensive Income [Member]	Members' Earnings (Deficit) [Member]	Additional Paid-In Capital [Member]	Other Comprehensive Income [Member]	Retained Earnings (Deficit) [Member]	Non-Controlling Interest [Member]	Class A Common Stock [Member]	Class A Common Stock [Member] Additional Paid-In Capital [Member]	Class A Common Stock [Member] Common Stock	Class B Common Stock [Member]	Class B Common Stock [Member] Common Stock
Beginning balance at Dec. 31, 2015	$ 243,556	$ 250,601	$ (915)		$ (6,130)
Beginning balance, units at Dec. 31, 2015		224
Members' contributions	15,000	$ 24,431			(9,431)
Members' contributions, units		15
Distribution to continuing equity owners	(70,570)				(70,570)
Equity-based compensation	2,369	$ 2,369
Equity-based compensation, units		4
Net income	26,880				26,880
Recourse loans to management	142		142
Ending balance at Dec. 31, 2016	217,377	$ 277,401	(773)		(59,251)
Beginning balance, units at Dec. 31, 2016		243
Members' contributions | Prior To Initial Public Offering And Related Reorganization Transactions	5,000	$ 5,000
Members' contributions, units | Prior To Initial Public Offering And Related Reorganization Transactions		5
Distribution to continuing equity owners | Prior To Initial Public Offering And Related Reorganization Transactions	(72,965)				(72,965)
Equity issued in connection with acquisition prior to Transactions | Prior To Initial Public Offering And Related Reorganization Transactions	5,313	$ 5,313
Equity issued in connection with acquisition prior to Transactions, units | Prior To Initial Public Offering And Related Reorganization Transactions		2
Warrants issued in connection with long-term debt prior to Transactions | Prior To Initial Public Offering And Related Reorganization Transactions	5,726				5,726
Equity-based compensation | Prior To Initial Public Offering And Related Reorganization Transactions	4,730	$ 4,571	159
Equity-based compensation | Subsequent To Initial Public Offering And Related Reorganization Transactions	844					$ 844
Cumulative translation adjustment, net of tax | Prior To Initial Public Offering And Related Reorganization Transactions	1,184			$ 1,184
Cumulative translation adjustment, net of tax	483						$ 234		$ 249
Net income | Prior To Initial Public Offering And Related Reorganization Transactions	2,684				2,684
Net income | Subsequent To Initial Public Offering And Related Reorganization Transactions	3,301							$ 1,254	2,047
Net income	5,986
Recourse loans to management | Prior To Initial Public Offering And Related Reorganization Transactions	188		188
Effect of Transactions		$ (292,285)	$ 426	$ (1,184)	$ 123,806	168,052	572		612	$ 1
Effect of Transactions, units		(250)								12,921
Sale/Issuance of common stock										$ 108,920	$ 108,919	$ 1	$ 2	$ 2
Sale/Issuance of common stock, shares												10,417		24,976
Net deferred tax adjustments resulting from the Transactions	(1,241)					(1,241)
Unrecognized tax benefits resulting from the Transactions	(254)					(254)
Non-controlling interests related to purchase of common units from FAH, LLC						(147,254)			147,254
Ending balance at Dec. 31, 2017	281,292					129,066	806	1,254	150,162	$ 2			$ 2
Ending balance, shares at Dec. 31, 2017										23,338			24,976
Net income	8,045
Ending balance at Sep. 30, 2017	164,647
Net income	7,671
Ending balance at Dec. 31, 2017	281,292					129,066	806	1,254	150,162	$ 2			$ 2
Ending balance, shares at Dec. 31, 2017										23,338			24,976
Distribution to continuing equity owners									10,857
Equity-based compensation						972
Net income	1,719							597	1,122	$ 1,719
Ending balance at Mar. 31, 2018	274,209					130,038	1,308	1,851	141,008	$ 2			$ 2
Distribution to continuing equity owners	(20,441)								(20,441)
Equity-based compensation	9,140					9,140
Shares issued for equity-based compensation awards	28					28
Shares issued for equity-based compensation awards , units										176
Cumulative translation adjustment, net of tax	(2,020)						(973)		(1,047)
Establishment of liabilities under tax receivable agreement and related changes to deferred tax assets	193					193
Redemption of common units of FAH, LLC						7,727			(7,727)	$ 1,447			(1,392)
Net income	25,062							7,463	17,599	25,062
Ending balance at Dec. 31, 2018	293,254					146,154	(167)	8,717	138,546	$ 2			$ 2
Ending balance, shares at Dec. 31, 2018										24,961			23,584
Net income	274
Ending balance at Jun. 30, 2018	265,363
Net income	7,551
Ending balance at Sep. 30, 2018	274,904
Net income	15,519
Ending balance at Dec. 31, 2018	293,254					146,154	(167)	8,717	138,546	$ 2			$ 2
Ending balance, shares at Dec. 31, 2018										24,961			23,584
Distribution to continuing equity owners									8,052
Equity-based compensation						2,748
Shares issued for equity-based compensation awards						1,148
Shares issued for equity-based compensation awards , units										109
Establishment of liabilities under tax receivable agreement and related changes to deferred tax assets						(4,735)
Redemption of common units of FAH, LLC						18,418			(18,419)
Net income	7,145							2,195	4,950	$ 7,145
Sale/Issuance of common stock										1
Ending balance at Mar. 31, 2019	$ 294,382					$ 165,954	$ 104	$ 10,912	$ 117,407	$ 3			$ 2